BORROWINGS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
New debts	R$ 15,753,501	R$ 20,248,223
Repayment	(9,892,344)	R$ (10,782,858)	R$ (17,639,178)
Interest payment	(3,428,721)
Prepayment [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 1,890,333
Maturities	2023 to 2035
Repayment	R$ (1,264,949)
Interest payment	(450,272)
Bonds Perpetual Bonds A C C And Facility [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 8,106,514
Maturities	2023 to 2025
Repayment	R$ (4,728,468)
Interest payment	(999,626)
BNDES/FINAME/FINEP, Debentures, NCE, Facility and CCB [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 5,756,654
Maturities	2023 to 2038
Repayment	R$ (3,898,927)
Interest payment	R$ (1,978,823)